Shareholder Report, Holdings (Details)	Nov. 30, 2024
Columbia Large Cap Value Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Value Fund - Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Value Fund - Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund - Class A | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Class A | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Class A | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class A | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class A | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class A | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Large Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Large Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Large Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Large Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Large Cap Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Large Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Large Cap Value Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Value Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Value Fund - Class C | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Value Fund - Class C | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund - Class C | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Class C | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Class C | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class C | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class C | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Class C | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Large Cap Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Large Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Large Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Large Cap Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Large Cap Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Large Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Large Cap Value Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Value Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Value Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Value Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund - Institutional Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional Class | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional Class | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Large Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Large Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Large Cap Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Large Cap Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Value Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Value Fund - Institutional 2 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Value Fund - Institutional 2 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund - Institutional 2 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund - Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional 2 Class | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional 2 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 2 Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 2 Class | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 2 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Large Cap Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Large Cap Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Large Cap Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Large Cap Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Large Cap Value Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Large Cap Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Large Cap Value Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Value Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Value Fund - Institutional 3 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Large Cap Value Fund - Institutional 3 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund - Institutional 3 Class | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund - Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional 3 Class | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund - Institutional 3 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 3 Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 3 Class | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund - Institutional 3 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Large Cap Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Large Cap Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Large Cap Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Columbia Large Cap Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Large Cap Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Large Cap Value Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Large Cap Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Large Cap Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Large Cap Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Large Cap Value Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%